19 SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders Equity [Abstract]
Schedule of ownership structure

As of December 31, 2019, the Company’s ownership structure was as follows:

			12/31/2019			12/31/2018
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	48.97%	49.24%	679,522,254	48.97%	49.24%
Rio Iaco Participações S.A. (*)	58,193,503	4.19%	4.22%	58,193,503	4.19%	4.22%
NYSE (ADRs)	262,206,103	18.90%	19.00%	284,152,319	20.48%	20.59%
Other shareholders	380,192,687	27.40%	27.55%	358,246,471	25.83%	25.95%
Outstanding shares	1,380,114,547	99.47%	100.00%	1,380,114,547	99.47%	100.00%
Treasury shares	7,409,500	0.53%		7,409,500	0.53%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%

(*) Controlling group companies.

Schedule of share buyback programs

The Company recognized a profit on the sale of the shares in the amount of R$32,690 directly in equity.

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Sale of shares	Balance in treasury
9º (*)	03/31/2015	32,770,055	From 4/01/2015 to 6/30/2015						30,391,000
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable			22,981,500	7,409,500

(*) There was no share buyback in this program.

Schedule of position of treasury shares

As of December 31, 2019, the position of the treasury shares was as follows:

Quantity purchased (Units)	Amount paid for the shares	Share price			Market value of shares in 12/31/2019 (*)

		Minimum	Maximum	Average
7,409,500	R$ 58,264	R$ 4.48	R$ 10.07	R$ 7.86	R$ 104,548

(*) The average quotation as of December 31, 2019 in the amount R$ 14.11 per share was used.

Schedule of basic earnings (loss) per share

Basic earnings per share were calculated based on the profit/loss attributable to the owners of CSN divided by the weighted average number of common shares outstanding during the year, excluding the common shares purchased and held as treasury shares, as follows:

	12/31/2019	12/31/2018	12/31/2017
	Common Shares

(Loss) profit for the year	1,789,067	5,074,136	10,272
Weighted average number of shares	1,380,114,547	1,373,250,595	1,357,133,047
Basic and diluted EPS	1,29632	3.69498	0.00757